Note 12 - Accrued Interest Payable and Other Liabilities	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	ACCRUED INTEREST PAYABLE AND OTHER LIABILITIES

The components of accrued interest payable and other liabilities are as follows at December 31:

	2021	2020
(Dollar amounts in thousands)
Accrued interest payable	$237	$580
Accrued directors' benefits	2,247	1,587
Accrued salary and benefits expense	1,631	1,410
Operating lease liabilities	878	746
Other	1,167	1,608

Total	$6,160	$5,931